[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122


February 27, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

     Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
          OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142483 Post-Effective Amendment No. 7 on Form N-4 Pursuant to Rule 485(a)

          Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-142483 Post-Effective Amendment No. 6 filed on September 24, 2008.

     (b)  The primary purposes of this Amendment are to:
          (1) Add new variable investment options and update charts for supplements related to subaccounts;
          (2) Revise current rates charged for the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider;
          (3) Explain in more detail the Enhanced Dollar Cost Averaging ("EDCA") program;
          (4) Provide for immediate allocation to investment options selected by the Policy Owner;
          (5) Explain how the No Withdrawal Charge Rider is treated in certain states;
          (6) Clarify our procedures for death benefit proceeds if there are multiple beneficiaries; and
          (7) Report accumulation unit values for variable annuities of the Registrant that are no longer offered for sale, in accordance with Form N-4 Item 4 (a) Instruction 1.

Revisions related to Items (b) (1) through (7) are located on the following pages of the prospectus:

(1) Pages 1, 7, 14-16, and Appendix A. New investment options are added to the charts on these pages; and portfolios which merged into other portfolios, as reported on supplements filed since the last effective prospectus, are deleted. We have not yet received portfolio expense information from the funds. Therefore, the expense chart, which lists all planned subaccounts, will be updated for charges and footnotes by a subsequent amendment to be submitted under Rule 485(b). Also, as the result of the merger of certain funds, and as recorded by a supplement filed November 7, 2008, text regarding Ameritas Investment Corp.'s former role as underwriter and distributor for Summit funds is deleted on pages 16 and 21 and SAI page 5.

(2) Pages 6, 13. GLWB Rider current charges are revised. Also, on pages 9-10 we added new footnotes to clarify that there are no GLWB Rider charges during the rider's inactive phase.

(3)  Pages 16-17. The EDCA program is explained in more detail.

(4) Pages 23-24. The "Right to Examine" Period Allocations section is revised to replace text on "Return of Value States" and "Return of Premium States" with information that the company will refund policy value unless state law requires otherwise. Other text changes related to this matter are deletions on pages 17, 19, 22 and 23.

(5) Pages 28 and 30. We are providing an explanation that some states require that characteristics of the No Withdrawal Charge Rider be included in the base policy. We have filed riders in those states for features not covered in the base policies. Further clarification is also provided on page 30.

(6) Page 29. We added a paragraph to the Death Benefits section clarifying our procedures for death benefit proceeds if there are multiple beneficiaries. We also added a bullet on page 21, explaining that asset allocations remain as directed by the owner and will not be redirected by the adviser upon the death of the owner.

(7) Appendix A. In addition to annual updates for the prior year's (2008) Accumulation Unit values and Accumulation Units for the Overture Medley policy, we added a column for accumulation units of variable annuities of the Registrant that are no longer offered for sale. This is intended to comply with instructions for Form N-4 Item 4 (a).

In addition to changes related to the primary purposes discussed above, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1. Page 1. May 1, 2009 is inserted as the proposed effective date for the prospectus (top of page) and SAI (last paragraph).

2. Pages 1, 22, 32 and footers. We reformatted the reference to Overture Medley(R), the registered name for this product.

3. Pages 1-6, 9-13, 23-24, 26-28, 31, and 32. To clarify terms, we reviewed the prospectus for the word "feature" and replaced it with appropriate use of "rider" or "option" or similar text, as applicable.

4. Page 1, Last Page, and SAI page 6. We revised directions for searching the SEC's updated website.

5. Page 2. For ease in reading the Table of Contents, the page listing is updated without revision marks.

6.   Page 3. We added a missing definition and revised one other.

7. Page 4. We added text clarifying payment with the Guaranteed Minimum Death Benefit Rider.

8. Pages 5-6 (footnotes), 12, 28, and B-6. We revised the date "January 1, 2002" from a numerical format.

9. Page 6. The Portfolio Company Operating Expenses heading note is updated to show that 2008 expenses will be reported.

10. Page 16. We made minor revisions to the section on Adding, Deleting, or Substituting Variable Investment Options to make it consistent with revisions finalized in the pre-effective amendment of the Ameritas Variable Separate Account V variable life insurance prospectus, file number 333-151913, effective December 2, 2008.

11. Page 17. The minimum transfer amount for dollar cost averaging is corrected.

12. Pages 22 and 31. Consistent with earlier SEC review comments, we removed statements that the policy contains more complete terms of the agreement or more fully describes certain features.

13. Page 24 and SAI page 4. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

14. Page 26. We added the Guaranteed Lifetime Withdrawal Benefit Rider to the list of riders.

15. Page 42. The Distribution of the Policy section is updated for 2008 activity.

16. Appendix B. The tax and qualified disclosure portions of the prospectus were reviewed and updates were made in Appendix B. We also updated certain other terms used elsewhere in the prospectus to be consistent with the tax section uses of the phrases "severance of employment, pages 6 (footnote), 11 and 12, and "Regular IRA," page 36.

17. Last Page: The effective date of the SAI and the SAI Table of contents are updated.

18. SAI page 1. We revised the May 1, 2009 effective date for both the SAI and prospectus.

19.  SAI page 1. The SAI Table of contents is updated.

20. SAI page 1. The General Information and History section is corrected to include the names of each control person and the nature of their business, as required by Form N-4 Item 17.

21. SAI pages 1-2. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

22.  SAI page 2. General expenses paid to affiliated companies are updated.

23. SAI page 2. We reformatted product names, consistent with registered names for certain products.

24.  SAI page 2. Distribution expenses are updated.

25. SAI page 5. We deleted text regarding Ameritas Investment Corp.'s former role as distributor for Summit funds.

26. Minor typographical corrections are made on pages 4, 9, 11, 17, 18, 19, 21, 26, 28, 30, 31, 36, 41, 42, and SAI pages 4 and 6.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure